Loan Receivables - Schedule of Provision for Loss Allowance Based on Past Due Status (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL		$ 114,147
Not past due [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL		102,981
1 to 30 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL		1,012
31-60 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL		4,729
61-210 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL		4,808
211 – 240 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL		617
Over 241 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL